Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0833 per share
Amount Registered | shares	15,500,000
Proposed Maximum Offering Price per Unit	162.86
Maximum Aggregate Offering Price	$ 2,524,330,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 348,609.98
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Amended and Restated 2020 Target Corporation Long-Term Incentive Plan by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) based on the average of the high and low sales prices per share of the Registrant’s Common Stock as reported on the New York Stock Exchange on August 21, 2026.